Fair Value Measurements (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Inputs, Prepayment Rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	20.00%	20.00%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	30.00%	30.00%